SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the way the Company reports its results to the chief operating decision maker (“CODM”).

The principal products that comprise each segment are as follows:

Soft Wheat – The Soft Wheat segment includes the production and sale of soft wheat yielding flour that is used to make desserts and sauces.

Durum Wheat - The Durum Wheat segment includes the production and sale of hard wheat yielding flour that is used to make pasta.

Couscous and Pasta – The Couscous and Pasta segment includes the secondary processing of products including couscous and pasta sold to end customers.

The Company evaluates the performance of its segments based on sales and operating income. Operating income is defined as gross profit less sales & marketing costs, direct selling, general, and administrative expenses, and other operating expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes. Other expenses not allocated include unallocated corporate expenses (other operating expenses).

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2022	2021	2020
Sales to external customers:	(in thousands)
Soft Wheat	$216,659	$177,175	$129,096
Durum Wheat	45,286	54,737	37,571
Couscous & Pasta	27,827	29,767	29,929
Total	$289,772	$261,679	$196,596
Direct operating (loss) income:
Soft Wheat	$6,352	$1,114	$5,667
Durum Wheat	(5,255)	566	1,333
Couscous & Pasta	(2,519)	1,706	2,891
Operating (loss) income	$(1,422)	$3,386	$9,891

Geographic Information — The Company had net sales from customers outside of Morocco of approximately 10.9% (8.3% in Mali, 0.9% in Burkina and 1.7% in other countries) and 9.5% of total consolidated net sales from continuing operations for the years ended December 31, 2022, and 2021, respectively. Net sales are determined based on the customer destination where the products are shipped.

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2022	2021
	(in thousands)
Morocco	$79,125	$88,479
Burkina	8,793	9,449
Mali	6,732	7,320
Angola	5,391	4,124
Other	486	104
Total	$100,527	$109,476